Taxation - Movements in deferred tax balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Balance at the beginning of the period	$ 1,874	$ 319	$ (1,876)
Income statement	795	1,507	2,428
Other comprehensive income	(8)	67	(143)
Equity	(28)	(21)	38
Additions	(477)	25
Exchange	(114)	(23)	(128)
Balance at the end of the period	2,042	1,874	319
Net deferred tax asset	7,201	7,222	6,711
Movements in deferred tax assets	168
Credit arising from increase in UK Corporation tax rate	$ 24	$ 66	$ 108
UK corporation tax rate	25.00%	23.50%	19.00%
One-time adjustment to deferred tax due to internal reorganisation			$ 876
Tax benefit (expense) from intragroup purchase of intellectual property		$ 828
United Kingdom and USA
Taxation
Percentage of reasonably possible difference in budgeted versus actual taxable profit	10.00%
UNITED KINGDOM
Taxation
Net deferred tax asset	$ 1,597
UNITED KINGDOM | Maximum
Taxation
Forecasted tax loss utilisation period	5 years
UNITED STATES
Taxation
Net deferred tax asset	$ 122
UNITED STATES | Maximum
Taxation
Forecasted tax loss utilisation period	10 years
Intangibles, Property, plant & equipment
Taxation
Balance at the beginning of the period	$ (2,491)	(3,931)	(5,480)
Income statement	803	1,518	1,414
Other comprehensive income	34	(16)	72
Additions	(605)	(24)
Exchange	93	(38)	63
Balance at the end of the period	(2,166)	(2,491)	(3,931)
Net deferred tax asset	1,781	1,883	1,499
Contingent consideration liabilities in respect of intangibles
Taxation
Balance at the end of the period	384
Lease liabilities in respect of right-of-use assets
Taxation
Balance at the end of the period	221
Elimination of unrealised profit on inventory
Taxation
Balance at the beginning of the period	2,386	2,024	1,861
Income statement	238	426	274
Exchange	(152)	(64)	(111)
Balance at the end of the period	2,472	2,386	2,024
Net deferred tax asset	2,472	2,386	2,048
Untaxed reserves
Taxation
Balance at the beginning of the period	(660)	(716)	(862)
Income statement	(186)	96	38
Exchange	68	(40)	108
Balance at the end of the period	(778)	(660)	(716)
Losses and tax credits carried forward
Taxation
Balance at the beginning of the period	1,106	1,258	1,518
Income statement	36	(308)	(126)
Additions	127	50
Exchange	(70)	106	(134)
Balance at the end of the period	1,199	1,106	1,258
Net deferred tax asset	1,221	1,141	1,274
Accrued expenses
Taxation
Balance at the beginning of the period	889	880	85
Income statement	74	(23)	778
Additions	2
Exchange	(40)	32	17
Balance at the end of the period	925	889	880
Net deferred tax asset	1,039	1,011	1,005
Other
Taxation
Balance at the beginning of the period	644	804	1,002
Income statement	(170)	(202)	50
Other comprehensive income	(42)	83	(215)
Equity	(28)	(21)	38
Additions	(1)	(1)
Exchange	(13)	(19)	(71)
Balance at the end of the period	390	644	804
Net deferred tax asset	$ 688	$ 801	$ 885